Revenue (Details) - Schedule of Material Revenue Recognised - GBP (£) £ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Type of goods or services
Type of goods		£ 418,562	£ 583,220
Timing of revenue recognition
Recognition of revenue		418,562	583,220	£ 1,248,591	£ 655,423	£ 162,208
Goods and services transferred at a point in time [Member]
Timing of revenue recognition
Recognition of revenue		413,561	575,225	1,231,204	645,952	162,208
Goods and services transferred over time [Member]
Timing of revenue recognition
Recognition of revenue		5,001	7,995	£ 17,387	£ 9,471
Retail [Member]
Type of goods or services
Type of goods	[1]	376,386	497,790
Wholesale [Member]
Type of goods or services
Type of goods		35,984	68,888
Other sales [Member]
Type of goods or services
Type of goods	[1]	£ 6,192	£ 16,542

[1]	Retail includes the aggregate retail sales price and ancillary products (including financing commission, warranty commission, paint protection and any add-ons), together with delivery charges and admin fees, from all vehicles sold through the Group’s retail channel in the year. Ancillary revenues were previously presented in “Other sales”. The comparatives for the six months ended June 30, 2022 have been restated for consistency (ancillary revenues were £17.5 million for the six months ended June 30, 2022).